Income Taxes - Summary of Income Before Income Taxes for Domestic and Foreign Entities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Income Taxes [Line Items]
Income recorded in Hong Kong	$ 14,208	$ 34,983	$ 23,741
Income before taxes	140,127	107,409	61,048
Cayman
Reconciliation Of Income Taxes [Line Items]
Income from foreign operations	(21,802)	(5,305)	(17,082)
Others
Reconciliation Of Income Taxes [Line Items]
Income from foreign operations	$ 147,721	$ 77,731	$ 54,389